Cover	Feb. 08, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	BARK, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39691
Entity Tax Identification Number	85-1872418
Entity Address, Address Line One	120 Broadway, Floor 12
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10271
City Area Code	855
Local Phone Number	501-2275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001819574
Amendment Flag	false
Common Stock, par value $0.0001
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	BARK
Security Exchange Name	NYSE
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BARK WS
Security Exchange Name	NYSE